6. Intangibles (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Tables/Schedules
Schedule of Intangible Assets

Intangible assets consisted of the following at September 30, 2017 and December 31, 2016:

	Unaudited
	September 30,	December 31,
	2017	2016

CBDS.com website (Cannabis Sativa)	$ 13,999	$ 13,999
Intellectual Property Rights (Cannabis Sativa)	2,894,250	2,894,250
Intellectual Property Rights Vaporpenz (Cannabis Sativa)	210,100	-
Intellectual Property Rights (iBudtender)	330,000	400,000
Intellectual Property Rights (PrestoDr)	1,080,000	-
Patents and Trademarks (Cannabis Sativa)	17,348	17,348
Patents and Trademarks (Wild Earth)	4,425	4,425
	4,550,122	3,330,022
Less: Accumulated Amortization	(711,898)	(389,054)

Net Intangible Assets	$ 3,838,224	$ 2,940,968

Intangible assets consisted of the following at December 31, 2016 and 2015:

	December 31,	December 31,
	2016	2015
CBDS.com website (Cannabis Sativa)	$13,999	$13,999
Intellectual Property Rights (Cannabis Sativa)	$1,484,250	1,484,250
Intellectual Property Rights (iBudtender)	400,000	––
Patents and Trademarks (Cannabis Sativa)	17,348	17,348
Patents and Trademarks (Wild Earth)	4,425	4,425
Patents and Trademarks (KPAL)	$1,410,000	$1,410,000
	3,330,022	2,930,022
Less: Accumulated Amortization	389,054	27,768
Net Intangible Assets	$2,940,968	$2,902,254